Pension, Savings, And Other Employee Benefits (Schedule Of Fair Value Of Assets And Liabilities)(Details) (Pension Plan [Member], USD $)	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 695,549,000	$ 640,605,000
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	16,620,000	73,181,000
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	678,929,000	567,424,000
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Cash Equivalents And Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5,817,000	9,347,000
Cash Equivalents And Money Market Funds [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	5,817,000	9,347,000
Cash Equivalents And Money Market Funds [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Cash Equivalents And Money Market Funds [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Equity Securities [Member] | U S Mid And Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,803,000	63,834,000
Equity Securities [Member] | U S Mid And Small Capital [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	10,803,000	63,834,000
Equity Securities [Member] | U S Mid And Small Capital [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Equity Securities [Member] | U S Mid And Small Capital [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fixed Income Securities [Member] | U S Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	3,684,000	4,585,000
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	3,684,000	4,585,000
Fixed Income Securities [Member] | U S Treasury Securities [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	230,808,000	199,896,000
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	230,808,000	199,896,000
Fixed Income Securities [Member] | Foreign Corporate Debt Securities [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | U S Mid And Small Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	39,449,000
Common And Collective Funds [Member] | U S Mid And Small Capital [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0
Common And Collective Funds [Member] | U S Mid And Small Capital [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	39,449,000
Common And Collective Funds [Member] | U S Mid And Small Capital [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	231,666,000	205,580,000
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	231,666,000	205,580,000
Common And Collective Funds [Member] | Foreign Corporate Debt Securities [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | U S Large Capital [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	119,234,000	102,702,000
Common And Collective Funds [Member] | U S Large Capital [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | U S Large Capital [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	119,234,000	102,702,000
Common And Collective Funds [Member] | U S Large Capital [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | International [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	54,088,000	54,661,000
Common And Collective Funds [Member] | International [Member] | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	0	0
Common And Collective Funds [Member] | International [Member] | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	54,088,000	54,661,000
Common And Collective Funds [Member] | International [Member] | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of pension plan assets	$ 0	$ 0